Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 1,925	$ 11,463	$ 10,922	$ 11,463	$ 12,839	$ 0
Operating expenses:
Royalty and direct contract acquisition costs		1,000	1,305	1,000	2,945
Research and development	1,709	3,616	5,789	16,950	19,415	41,759
General and administrative	1,429	3,613	5,393	9,440	10,816	12,508
Severance expense			830			1,636
Total operating expenses	3,138	8,229	13,317	27,390	33,176	55,903
(Loss) income from operations	(1,213)	3,234	(2,395)	(15,927)	(20,337)	(55,903)
Other (expense) income:
Interest expense related to amortization of debt issuance costs and discount	(578)	(371)	(1,723)	(981)	(1,656)	(1,618)
Interest expense on principal	(1,163)	(1,208)	(3,620)	(3,669)	(4,858)	(5,469)
Fair value adjustment related to derivative and warrant liability	(137)	1,351	(65)	1,783	1,998	5,976
Interest and other income (expense), net	48	60	(135)	295
Interest and other income, net					309	420
Gain on extinguishment of debt						2
Total other (expense) income	(1,830)	(168)	(5,543)	(2,572)	(4,207)	(689)
Loss before income taxes	(3,043)	3,066	(7,938)	(18,499)	(24,544)	(56,592)
Income tax benefit (expense)	34	(3)	34	14	22	126
Net (loss) income	$ (3,009)	$ 3,063	$ (7,904)	$ (18,485)	$ (24,522)	$ (56,466)
Net (loss) income per share of common stock:
Basic (in dollars per share)	$ (0.68)	$ 1.44	$ (2.08)	$ (10.41)
Diluted (in dollars per share)	$ (0.68)	$ 0.96	$ (2.08)	$ (10.41)
Basic and diluted (in dollars per share)					$ (13.23)	$ (50.39)
Weighted average number of shares of common stock outstanding:
Basic (in shares)	4,425,474	1,882,831	3,794,840	1,776,005
Diluted (in shares)	4,425,474	1,979,422	3,794,840	1,776,005
Basic and diluted (in shares)					1,853,348	1,120,626